Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Sep. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
EWC Ventures and its Subsidiaries [Member]
Prepaid Expenses And Other Current Assets Details [Line Items]
Prepaid inventory		$ 2,000
Prepaid other & other current assets		2,574	$ 2,084
Total		4,574	$ 2,084
European Wax Center, Inc. and Subsidiaries
Prepaid Expenses And Other Current Assets Details [Line Items]
Prepaid inventory	$ 0	2,000
Deferred IPO fees	3,333	324
Prepaid other & other current assets	3,895	2,250
Total	$ 7,228	$ 4,574